T. ROWE PRICE Target 2020 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 58.9%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  54,674 7,527 11,144 10,850,072 50,995
New Income Fund  44,154 6,646 9,991 5,280,783 42,827
International Bond Fund (USD
Hedged)  17,354 1,804 3,758 1,830,152 15,794
Dynamic Global Bond Fund  10,346 1,419 2,430 1,239,392 9,283
Emerging Markets Bond Fund  9,448 884 2,117 920,504 9,196
High Yield Fund  8,205 554 1,633 1,212,929 7,241
U.S. Treasury Long-Term Index
Fund  7,436 323 2,722 803,076 5,951
Dynamic Credit Fund  4,031 686 924 432,757 3,804
Floating Rate Fund  2,794 191 556 263,493 2,385
Total Bond Funds (Cost $152,406) 147,476
EQUITY FUNDS 38.0%
T. Rowe Price Funds:
Value Fund  14,786 951 2,271 276,493 14,602
Growth Stock Fund  13,980 2,372 2,126 123,186 12,756
Hedged Equity Fund  10,528 754 1,932 716,778 9,540
International Value Equity Fund  8,500 402 1,788 296,805 7,901
U.S. Large-Cap Core Fund  10,000 823 2,914 171,593 7,639
Overseas Stock Fund  7,303 314 1,161 414,515 7,378
Equity Index 500 Fund  6,793 2,118 2,449 37,453 6,697
Real Assets Fund  7,072 402 2,574 310,509 6,518
International Stock Fund  6,427 677 984 271,498 6,120
Emerging Markets Discovery Stock
Fund  2,812 188 885 141,193 2,945
Mid-Cap Value Fund  3,133 215 804 80,804 2,880
Mid-Cap Growth Fund  3,454 233 870 26,944 2,728
Emerging Markets Stock Fund  2,467 88 573 53,239 2,691
New Horizons Fund (3) 1,453 508 380 28,637 1,636
Small-Cap Value Fund  1,935 204 551 29,303 1,632
Small-Cap Stock Fund  1,596 139 347 24,193 1,507
Total Equity Funds (Cost $56,157) 95,170

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds  3.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 11,056 7,323 10,720 7,659,319 7,659
Total Short-Term Investments (Cost $7,659) 7,659
Total Investments in Securities 100.0%
(Cost $216,222) $ 250,305
Other Assets Less Liabilities (0.0)% (116)
Net Assets 100.0% $ 250,189
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$2,495 and $2,495, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (6) $ 11 $ 213
Dynamic Global Bond Fund  (186) (52) 308
Emerging Markets Bond Fund  (146) 981 461
Emerging Markets Discovery Stock Fund  156 830 145
Emerging Markets Stock Fund  196 709 49
Equity Index 500 Fund  828 235 64
Floating Rate Fund  (5) (44) 147
Growth Stock Fund  2,844 (1,470) 15
Hedged Equity Fund  885 190 134
High Yield Fund  (40) 115 426
International Bond Fund (USD Hedged)  (246) 394 497
International Stock Fund  693 — 180
International Value Equity Fund  1,326 787 264
Limited Duration Inflation Focused Bond Fund  (255) (62) 2,197
Mid-Cap Growth Fund  386 (89) 21
Mid-Cap Value Fund  230 336 60
New Horizons Fund  217 55 —
New Income Fund  (819) 2,018 1,578
Overseas Stock Fund  592 922 197
Real Assets Fund  660 1,618 246
Small-Cap Stock Fund  188 119 12
Small-Cap Value Fund  332 44 25
U.S. Large-Cap Core Fund  1,491 (270) 93
U.S. Treasury Long-Term Index Fund  (560) 914 206
Value Fund  1,207 1,136 217
U.S. Treasury Money Fund, 3.76% — — 295
Affiliates not held at period end (2) — 2
Totals $ 9,966# $ 9,427 $ 8,052+

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $4,316 of the net realized gain (loss).
+ Investment income comprised $8,052 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2020 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F185-054Q3 02/26